Preferred shares and other financial instruments subject to redemption and other preferential rights - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Millions	1 Months Ended			12 Months Ended
	May 31, 2024 shares	May 31, 2023 CNY (¥)	May 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2024 CNY (¥)	Jul. 31, 2024 $ / shares	Dec. 31, 2023 USD ($) $ / shares shares
Preferred Shares And Other Financial Instruments Subject To Redemption And Other Preferential Rights [Line Items]
Percentage of dividend right received on redeemable preferred share.						8.00%
Subscription Receivables				¥ 43,924		¥ 0		$ 6.2
Proceeds from issue of preference shares | ¥				31
Par value per share | $ / shares							$ 0.00001
Series D Preferred Shares [Member]
Preferred Shares And Other Financial Instruments Subject To Redemption And Other Preferential Rights [Line Items]
Original issue price paid to investors				¥ 39,100	$ 6.2
Investor commited to subscribe preference share | shares				1,331,387				1,331,387
Proceeds from issue of preference shares		¥ 19,300	$ 2.7
Par value per share | $ / shares								$ 4.658
Series D Preferred Shares [Member] | Bottom of range [member]
Preferred Shares And Other Financial Instruments Subject To Redemption And Other Preferential Rights [Line Items]
Increase decrease in number of prefered shares issued | shares	583,752
Series D Preferred Shares [Member] | Top of range [member]
Preferred Shares And Other Financial Instruments Subject To Redemption And Other Preferential Rights [Line Items]
Increase decrease in number of prefered shares issued | shares	1,331,387
Convertible redeemable preferred shares [member]
Preferred Shares And Other Financial Instruments Subject To Redemption And Other Preferential Rights [Line Items]
Convertible Preferred Shares Par Value Per Share in All Series | $ / shares								$ 0.00001
Percentage of redemption amount payable for each convertible redeemable share						100.00%
Series B-1 Preferred Shares [Member]
Preferred Shares And Other Financial Instruments Subject To Redemption And Other Preferential Rights [Line Items]
Percentage of redemption orginal issue price						10.00%
Series C-1 Preferred Shares [Member]
Preferred Shares And Other Financial Instruments Subject To Redemption And Other Preferential Rights [Line Items]
Percentage of redemption orginal issue price						8.00%